Note 13 - Segment Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 13 - Segment Information (Details) [Line Items]
Number of Operating Segments	4
Distribution Operations [Member]
Note 13 - Segment Information (Details) [Line Items]
Number of States in which Entity Operates	7
Wholesale Services [Member]
Note 13 - Segment Information (Details) [Line Items]
Intercompany Revenues	$ 417	$ 350	$ 449